1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

DAVID E. SCHULMAN

david.schulman@dechert.com +1 (202) 261-3440 Direct +1 (202) 261-3015 Fax

December 10, 2009

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey Riedler and Nandini Acharya

Re:	MediciNova, Inc.
Amendment No. 1 to the Registration Statement on Form S-3
File No. 333-163116

Ladies and Gentlemen:

MediciNova, Inc. (“MediciNova”) has today filed with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 (“Amendment No. 1”) to its Registration Statement on Form S-3 (Registration No. 333-163116) (the “Registration Statement”). We hereby respond to the comment raised by the staff (the “Staff”) of the Commission in the letter dated November 23, 2009 from Mr. Jeffrey Riedler, Assistant Director, to Mr. Shintaro Asako, Chief Financial Officer of MediciNova. For your convenience, the Staff’s comment is included in this letter and is followed by the response. We will also provide courtesy copies of Amendment No. 1, as filed and marked with the changes from the initial filing of the Registration Statement.

FORM S-3

Incorporation By Reference, page 26

1.	Please revise this section to incorporate by reference the Form 8-K filed on September 4, 2009 and the Form 8-K filed on November 17, 2009. See Item 12(a)(2) of Form S-3.

Response:

MediciNova has revised page 26 of Amendment No. 1 to incorporate by reference the Form 8-K filed on September 4, 2009 and the Form 8-K filed on November 17, 2009 as well as the Form 8-K filed on December 9, 2009.

US    Austin    Boston    Charlotte    Hartford    New York    Newport Beach    Philadelphia    Princeton    San Francisco    Silicon Valley    Washington DC

EUROPE    Brussels    London    Luxembourg    Moscow    Munich    Paris    ASIA     Beijing    Hong Kong

United States Securities and Exchange Commission December 10, 2009 Page 2

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If you have any questions, please feel free to contact the undersigned by telephone at 202.261.3440 (or by facsimile at 202.261.3015) or William J. Tuttle, Esq. at 202.261.3352 (or by facsimile at 202.261.3009). Thank you for your cooperation and attention to this matter.

Very truly yours,

/s/ David E. Schulman and William J. Tuttle

David E. Schulman and William J. Tuttle

cc:	Shintaro Asako, MediciNova, Inc.

Justin Ferber, MediciNova, Inc.